Investment Securities, Held to Maturity	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
HTM securities are recorded at amortized cost. The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of HTM securities at the dates indicated were as follows:

	December 31, 2022
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Treasury Bonds	$34,512	$—	$682	$33,830
FHLB Bond	1,000	—	1	999
Student Loan Pools	16,388	88	59	16,417
SBA Bonds	3,521	162	—	3,683
Taxable Municipal Bonds	952	—	60	892
MBS	111,065	29	5,451	105,643
Total HTM	$167,438	$279	$6,253	$161,464

	December 31, 2021
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
MBS	$23,507	$577	$363	$23,721
Total HTM	$23,507	$577	$363	$23,721
At December 31, 2022, the amortized cost and fair value of HTM securities that were pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $25.3 million and $24.5 million compared to an amortized cost and fair value of $9.0 million and $9.5 million at December 31, 2021, respectively.
The following tables summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual HTM securities have been in a continuous unrealized loss position at the dates indicated.

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Treasury Bonds	$33,830	$682	$—	$—	$33,830	$682
FHLB Bond	999	1	—	—	999	1
Student Loan Pools	6,520	59	—	—	6,520	59
Taxable Municipal Bonds	892	60	—	—	892	60
MBS	88,351	3,145	9,334	2,306	97,685	5,451
	$130,592	$3,947	$9,334	$2,306	$139,926	$6,253

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
MBS	$9,970	$206	$3,442	$157	$13,412	$363
	$9,970	$206	$3,442	$157	$13,412	$363
At December 31, 2022 and 2021, 54 and six individual HTM securities were in a loss position, including six and two securities that were in a loss position for greater than 12 months, respectively. The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value was attributable to changes in market interest rates and was not in the credit quality of the issuer and therefore, the loss was not considered other-than-temporary. The Company has the ability and intent to hold these securities to maturity.